Segment Reporting - Additional Information (Detail)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2014 Segment	Sep. 30, 2013 Segment	Mar. 31, 2013 Segment	Sep. 30, 2014 Segment	Dec. 31, 2013 Country Segment
Segment Reporting [Abstract]
Number of operating segments	1	1	2	1	2
Primarily operations in geographic regions					3